Investment at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2024
Investment at Amortized Cost [Abstract]
Schedule of Investment at Amortized Cost
	As of December 31,
	2023	2024
	$’000	$’000
Short-term investments at amortized cost	7,000	—
Long-term investments at amortized cost	24,849	—
Total	31,849	—